NOTES TO THE CONSOLIDATED STATEMENTS OF CASH FLOWS (Schedule of Cash Outflow for Leases) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Statement Line Items [Line Items]
Within operating activities | ¥		¥ (56)	¥ (46)
Within financing activities | ¥		(1,188)	(1,060)
Total cash outflow for leases | ¥		¥ (1,244)	¥ (1,106)
USD [Member]
Statement Line Items [Line Items]
Within operating activities | $	$ (9)
Within financing activities | $	(182)
Total cash outflow for leases | $	$ (191)